Investments in Equity-Accounted Investees, Associates and Joint Venture (Tables)	3 Months Ended
Mar. 31, 2026
Investments in Equity-Accounted Investees, Associates and Joint Venture [Abstract]
Schedule of Changes in Investments

Refers to investments in associate and joint venture:

		Equity
	Participation	Balance at January 1, 2026	Disposal	Profit distribution	Exchange variation	Changes in the equity of investees	Proportionate share of income	Balance at March 31, 2026
Meat Snacks Partners, LLC (1)	50%	23,301	(29,429)	—	1,091	5,037	—	—
JBS Foods Ontario, Inc.	100%	18,751	—	—	1,009	(1,009)	49	18,800
Birla Societá Agricola Srl	20%	1,854	—	—	100	(137)	(7)	1,810
Mantiqueira Alimentos S.A. (2)	48.5%	128,874	—	(591)	8,016	(172)	144,677	280,804
Mantiqueira International B.V. (3)	48.5%	(1,168)	—	—	(108)	90	(6,304)	(7,490)
Total		171,612	(29,429)	(591)	10,108	3,809	138,415	293,924

		Equity
	Participation	Balance at January 1, 2025	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at March 31, 2025
Meat Snacks Partners, LLC	50%	19,334	(1,943)	700	2,385	20,476
JBS Foods Ontario, Inc.	100%	17,372	—	—	361	17,733
Birla Societá Agricola Srl	20%	1,606	—	62	(11)	1,657
Total		38,312	(1,943)	762	2,735	39,866

(1)	In January 2026, JBS S.A. concluded the sale of its 50% equity interest in the joint venture Meat Snack Partners for the amount of US$42.8 million.

(2)	The Company, through its subsidiary JBS Holding, formalized on January 27, 2025, an agreement to acquire 48.5% of the total share capital and 50% of the voting shares of Mantiqueira Alimentos Ltda., a leading company in organic eggs (produced without antibiotics, hormones, and with free-range hens). The transaction received unconditional approval from CADE (Administrative Council for Economic Defense) on February 26, 2025 and was finalized on April 1st, 2025. On December 10, 2025 JBS N.V. received from JBS Participações S.A. 100% of the equity interest held in JBS Holding Ltda., as an in-kind dividend distribution. The transaction did not involve any cash outlay and was recorded at the carrying amount of the investment.

(3)	Mantiqueira International was incorporated on August 20, 2025, and is accounted for as a joint venture in which JBS N.V. holds a 48.5% equity interest. On November 14, 2025, JBS N.V., through its direct subsidiary Mantiqueira International and its indirect subsidiary Mantiqueira USA Inc., entered into an agreement to acquire 100% of the equity interests of Hickman’s Egg Ranch, one of the leading egg producers in the United States.